Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information	Supplemental balance sheet information related to leases is as follows:

	As of December 31,
(In $ millions)	2025	2024
Operating lease right-of-use assets, net	0.8	1.2
Current operating lease liabilities	0.2	0.4
Non-current operating lease liabilities	0.6	0.8

Schedule of Components of Lease Cost
Components of lease expenses are comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024
Rig operating and maintenance expenses	14.4	13.1
General and administrative expenses	2.4	2.1
Operating lease expense	16.8	15.2

Schedule of Future Minimum Leases Payments Under Non Cancellable Operating Leases
The future minimum leases payments under the Company’s non-cancellable operating leases are as follows:

(In $ millions)	December 31, 2025
2026	0.3
2027	0.3
2028	0.3
Total Minimum Lease Payments	0.9
Less: Imputed interest	(0.1)
Present value of operating liabilities	0.8

Schedule of Minimum Future Revenues to be Received
The minimum future revenues to be received under the Company’s operating leases on its jack-up rigs are as follows:

(In $ millions)	December 31, 2025
2026	80.9
2027	76.7
2028	25.6
Total minimum contractual future revenues	183.2